New Consultant Accumulator Variable Universal Life

Flexible Premium Variable Universal Life Insurance Policies

Issued by: Wilton Reassurance Life Company of New York

In connection with: Wilton Reassurance Life Co of New York Variable Life Separate Account A

Updating Summary Prospectus

May 1, 2025

The prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find current prospectus and other information about the Policy online at WRNYaccess.wrli.com. You can also obtain this information at no cost by calling 1-800-262-1028 or by sending an email request to var.phs.wiltonre@dxc.com.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

More information about this product is available in the statutory prospectus, which can be found online at

https://WRNYaccess.wrli.com/ConsultantAccumulator.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Policies are not FDIC insured.

UPDATING SUMMARY PROSPECTUS

 Definitions

Please refer to this list for the meaning of the following terms:

Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

Age — The Insured’s age at his or her last birthday.

Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy.

Death Benefit —  The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or policy charges.

Face Amount — The initial Death Benefit under your Policy, adjusted for any changes in accordance with the terms of your Policy.

Fixed Account — The portion of Policy Value receiving fixed interest crediting and allocated to our general account.

Grace Period — A time period of 61 days that begins on any Monthly Activity Day where the Net Surrender Value is less than the Monthly Deduction for the current Policy Month, except as provided in the safety net premium provision.

Insured — The person whose life is covered by your Policy.

Investment Options —  Includes each of the Sub-Accounts and the Fixed Account available to invest in.

Issue Date —  The date the Policy is issued. It is used to determine Policy Years and Policy Months in your Policy.

Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

Monthly Activity Day — The day of the month on which deductions are made. If a month does not have that day, the deduction will be made on the last day of that month.

Monthly Deduction — The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

Net Surrender Value — The amount you would receive upon surrender of your Policy, equal to the Surrender Value less any Policy Debt.

Policy Anniversary — The same day and month as your Issue Date for each subsequent year your Policy remains inforce.

Policy Debt — The sum of all unpaid Policy loans and accrued interest.

Policy Month  — A one month period beginning on the same day of the month as the Issue Date of the Policy.

Policy Owner (“You” “Your”) —  The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.

UPDATING SUMMARY PROSPECTUS

Policy Value —  The sum of the values in the Sub-Accounts of the separate account plus the value of the Fixed Account, plus the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.

Policy Year —  A twelve-month period beginning on the Issue Date or a Policy Anniversary.

Portfolio Company(ies) —  The underlying fund(s) (or investment series thereof) in which the Sub-Accounts invest. Each Portfolio Company is an investment company registered with the SEC or a separate investment series of a registered investment company.

Premium — Amounts paid to us as payments for the Policy by you or on your behalf.

Separate Account — Wilton Reassurance Life Co of New York Variable Life Separate Account A, which is a segregated investment account of Wilton Reassurance Life Company of New York.

Sub-Account —  A subdivision of the Separate Account invested wholly in shares of one of the Portfolio Companies.

Surrender Value — The Policy Value less any applicable surrender charges.

Tax Code — The Internal Revenue Code of 1986, as amended.

Valuation Date — Each day the New York Stock Exchange is open for business. Currently the New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We do not determine accumulation unit value on days on which the New York Stock Exchange is closed for trading.

Valuation Period — The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

UPDATING SUMMARY PROSPECTUS

 Updated Information About Your Policy

The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since your Policy was issued.

The following are changes since your Prospectus dated May 1, 2024:

Effective October 1, 2024 Wilton Re Distributors LLC replaced Everlake Distributors, LLC as Principal Underwriter.

Portfolio changes:

•	Effective August 16, 2024 the Guggenheim VT Long Short Equity Fund was closed and liquidated.

•	Effective December 6, 2024 the Morgan Stanley VIF U.S. Real Estate Portfolio was closed and liquidated.

•	Effective April 30, 2025 the Fidelity VIP Asset Manager Portfolio will be renamed the Fidelity VIP Asset Manager 50% Portfolio

•

Effective May 1, 2025 the following Portfolios are no longer available under the Policy: Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I, Morningstar Balanced ETF Asset Allocation Portfolio Class I, Morningstar Conservative ETF Asset Allocation Portfolio Class I, Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

For updated portfolio company performance information please refer to Appendix: Portfolio Companies Available Under The Policy.

UPDATING SUMMARY PROSPECTUS

 Important Information You Should Consider About the Policy

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals

There are no surrender charges on partial withdrawals. A Partial Withdrawal Service Fee of $10.00 applies.

If the investor surrenders the Policy within the first 9 Policy Years, he or she will be assessed a surrender charge. The maximum surrender charge factor is 5.607% ($56.07 per $1,000 of Face Amount). For example, if you surrender your Policy, you could pay a surrender charge of up to $5,607 on a Policy with a $100,000 Face Amount.

				Charges and Deductions - Surrender Charge and Partial Withdrawal Service Fee
Transaction Charges

In addition to surrender charges (if applicable), the investor may also be charged for other transactions. A Premium Expense Charge is charged when premium is paid, and a Transfer Fee may be charged for the second and each subsequent transfer in each calendar month. (We are currently waiving the Transfer Fee.) Fees may also be charged to exercise optional benefits.

				Charges and Deductions – Premium Expense and Fee Table - Transaction Fees
Ongoing Fees and Expenses (as annual charges)

In addition to surrender charges and transaction charges, the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and Rider Charges for optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification).

Loan interest will be charged if you have taken out a loan on your Policy.

A policy fee is charged monthly.

An administrative expense charge is charged monthly.

The mortality and expense risk charge is charged monthly for Policy Value allocated to the Sub-Accounts. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account.

Investors should view the policy specifications page of the Policy for rates applicable to their Policy.

Investors will also bear expenses associated with the Portfolio Companies under the Policy, as shown in the following table:

				Charges and Deductions – Monthly Deduction and Fee Table - Periodic Charges Other Than Annual Portfolio Company’s Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.09%	1.41%

UPDATING SUMMARY PROSPECTUS

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Charges assessed on Premiums and the Surrender Charge imposed on surrenders during the first 10 Policy Years will reduce your surrender proceeds. In addition, a surrender may have adverse tax consequences.

Principal Risks of Investing in the Policy
Risks Associated with Investment Options

Your Policy Value will vary depending on the investment options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its own unique risks. You should review these investment options before making an investment decision.

Principal Risks of Investing in the Policy and General Description of the Policy – The Fixed Account
Insurance Company Risks

An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you. More information about Wilton Reassurance Life Company of New York, including its financial strength ratings, is available upon request by calling 1-800-262-1028.

General Account and Financial Condition of Wilton Reassurance Life Company of New York
Contract Lapse

Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

How Your Policy Can Lapse

UPDATING SUMMARY PROSPECTUS

Restrictions		Location in Prospectus
Investments

We reserve the right to add, combine, remove or substitute investment options.

We also reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners.

Changes to the Separate Account - Additions, Deletions and Substitutions of the Securities Market Timing and Excessive Trading and Trading Limitations Transfers - General
Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect to receive it.	Other Benefits Available Under the Policy

Taxes	Location in Prospectus
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy and note that there is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). The Death Benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes, and subject to tax penalties.

Federal Taxes

Conflicts of Interest	Location in Prospectus
Investment Professional Compensation

Some investment professionals may receive compensation for selling the Policy to investors.

We will pay commissions to broker-dealers that sell the Policies. In addition, certain bonuses and managerial compensation may be paid.

From time to time, we pay asset-based compensation to broker-dealers. We may also pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.

Charges and Deductions – Commissions Paid to Broker-Dealers
Exchanges

Some investment professionals may have a financial incentive to offer an investor a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, that it is preferable for you to purchase the new Policy rather than continue to own your existing Policy.

Charges and Deductions – Commissions Paid to Broker-Dealers and Surrender Charges

UPDATING SUMMARY PROSPECTUS

 Appendix: Portfolio Companies Available Under the Policy

The following is a list of the Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://WRNYaccess.wrli.com/ConsultantAccumulator. You can also request this information at no cost by calling 1-800-262-1028 or by sending an email request to var.phs.wiltonre@dxc.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

UPDATING SUMMARY PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks to replicate as closely as possible before deduction of expenses, performance of the S&P 500 Index which emphasizes stocks of large U.S. companies.	DWS Equity 500 Index VIP – Class A DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)	0.25*	24.63%	14.22%	12.81%
Seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP – Class A DWS Investment Management Americas Inc.	0.64	9.10%	5.07%	5.71%
Seeks to replicate as closely as possible before deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP – Class A DWS Investment Management Americas Inc. (Subadviser Northern Trust Investments, Inc.)	0.38*	11.15%	7.09%	7.53%
The fund seeks capital growth.	Invesco V.I. American Franchise Fund - Series I Invesco Advisers, Inc.	0.85	34.89%	15.84%	14.16%
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I Invesco Advisers, Inc.	0.89	30.41%	13.69%	9.12%
Long-term growth of capital.	Invesco V.I. Core Equity Fund - Series I Invesco Advisers, Inc.	0.80	25.60%	12.35%	9.42%
The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Invesco Advisers, Inc.	0.85	24.23%	10.21%	11.57%
The fund seeks capital appreciation.	Invesco V.I. Global Fund - Series II Invesco Advisers, Inc.	1.06	15.78%	9.21%	9.58%
Total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund - Series I Invesco Advisers, Inc.	0.89	7.73%	2.97%	3.81%
The fund seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series I Invesco Advisers, Inc.	1.00*	-1.67%	3.04%	4.41%
Long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® - Series I Invesco Advisers, Inc.	0.94	17.07%	9.12%	7.95%

UPDATING SUMMARY PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/24)
			1 year	5 year	10 year
The fund seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® - Series I Invesco Advisers, Inc.	0.86	12.69%	10.49%	9.00%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I Invesco Advisers, Inc.	0.70	1.72%	-0.17%	0.91%
Seeks long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Invesco Advisers, Inc.	0.75	16.00%	10.07%	8.80%
Seeks long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2 Fred Alger Management, LLC	0.93	48.13%	17.84%	15.55%
Seeks long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.84*	42.89%	16.79%	13.87%
Seeks long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.94*	21.07%	10.34%	9.79%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class(1) Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.52	8.50%	5.65%	5.66%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.56	33.79%	17.04%	13.62%
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.47	15.35%	10.08%	9.21%

UPDATING SUMMARY PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/24)
			1 year	5 year	10 year
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.25	5.10%	2.33%	1.62%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.56	30.39%	18.93%	16.63%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))	0.09	24.90%	14.40%	12.99%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.38	1.79%	0.46%	1.93%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)	0.73	5.01%	5.76%	6.32%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Service Shares Janus Henderson Investors US LLC	0.87	15.15%	8.06%	8.40%
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.58	28.47%	15.40%	15.65%

UPDATING SUMMARY PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/24)
			1 year	5 year	10 year
Long-term growth of capital.	Janus Henderson Global Research Portfolio – Service Shares Janus Henderson Investors US LLC	0.97	23.27%	12.07%	10.27%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Janus Henderson Investors US LLC	1.18	12.80%	6.86%	7.33%
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Service Shares Janus Henderson Investors US LLC	1.13	5.58%	6.95%	5.29%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I Morgan Stanley Investment Management Inc.	0.57*	61.65%	15.86%	16.68%
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.62	12.88%	7.59%	7.27%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares Lazard Asset Management LLC	1.40	7.43%	3.03%	3.26%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations.	ClearBridge Variable Large Cap Value Portfolio - Class I Franklin Templeton Fund Advisor, LLC (Subadviser ClearBridge Investments, LLC)	0.72	8.08%	9.11%	8.63%
Seeks to maximize total return. Under normal market conditions, the fund invests at least 80% of its assets in high yield bonds. Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).	Western Asset Variable Global High Yield Bond Portfolio - Class I Franklin Templeton Fund Advisor, LLC (Subadviser Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.;Western Asset Management Pte. Ltd.)	0.81	7.06%	2.06%	3.71%

UPDATING SUMMARY PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/24)
			1 year	5 year	10 year
To seek capital appreciation.	MFS® Investors Trust Series - Initial Class Massachusetts Financial Services Company	0.74*	19.52%	11.39%	11.09%
To seek capital appreciation.	MFS® New Discovery Series - Initial Class Massachusetts Financial Services Company	0.87*	6.72%	4.96%	9.19%
To seek total return.	MFS® Total Return Series - Initial Class Massachusetts Financial Services Company	0.61*	7.75%	6.16%	6.46%
To seek total return.	MFS® Utilities Series - Initial Class Massachusetts Financial Services Company	0.79*	11.66%	5.88%	6.29%
To seek capital appreciation.	MFS® Value Series - Initial Class Massachusetts Financial Services Company	0.69*	11.61%	8.03%	8.63%
To seek total return with an emphasis on high current income, but also considering capital appreciation.	MFS® High Yield Portfolio - Initial Class Massachusetts Financial Services Company	0.72*	6.92%	3.18%	4.23%
To seek capital appreciation.	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Massachusetts Financial Services Company	0.72*	16.27%	12.43%	13.18%
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged) - Administrative Shares Pacific Investment Management Company LLC	1.01	5.46%	1.34%	2.51%
Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio - Administrative Shares Pacific Investment Management Company LLC	1.07	2.13%	1.93%	2.16%

UPDATING SUMMARY PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/24)
			1 year	5 year	10 year
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Shares Pacific Investment Management Company LLC	0.79	2.53%	-0.03%	1.53%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam VT High Yield Fund - Class IA Franklin Advisers, Inc. (Subadvisor Putnam Investment Management, LLC and Putnam Investments Limited)	0.73	8.19%	3.63%	4.50%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IA Putnam Investment Management, LLC (Subadvisor Franklin Advisors, Inc., Putnam Investments Limited and The Putnam Advisory Company, LLC)	0.82	5.44%	7.08%	5.72%
Long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio – I T. Rowe Price Associates, Inc.	0.74	35.51%	14.46%	14.77%
Seeks a high level of dividend income and long-term capital growth primarily through investment in stocks.	T. Rowe Price Equity Income Portfolio – I T. Rowe Price Associates, Inc.	0.73	11.70%	8.48%	8.27%
Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.	VanEck VIP Emerging Markets Fund - Initial Class Van Eck Associates Corporation	1.29	1.21%	-2.79%	1.21%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund - Initial Class Van Eck Associates Corporation	1.06	-2.83%	7.54%	0.82%

* The Total Annual Fund Operating Expenses reflect a temporary expense reimbursement or fee waiver arrangement.

(1)	Effective April 30, 2025 Fidelity® VIP Asset Manager Portfolio - Initial Class was renamed Fidelity® VIP Asset Manager 50% Portfolio - Initial Class

UPDATING SUMMARY PROSPECTUS

We have filed a Prospectus and Statement of Additional Information, dated May 1, 2025, with the Securities and Exchange Commission (“SEC”). Both documents contain additional important information about the Policies and Wilton Reassurance Life Company of New York, and are incorporated herein by reference, which means that they are legally a part of this Updating Summary Prospectus. For a free copy, please write to us at P.O. Box 4272, Clinton, Iowa 52733-4272 or call us at 1-800-262-1028.

Edgar Contract Identifier: C000233837

UPDATING SUMMARY PROSPECTUS